As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21421

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
            --------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
            Neuberger Berman Real Estate Securities Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                 NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc.
---------------------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE t    NUMBER OF SHARES                            MARKET VALUE t
                                             ($000's OMITTED)                                              ($000's OMITTED)
COMMON STOCKS (103.5%)                                              546,800 First Industrial Realty Trust       22,572 E
                                                                                                              --------
APARTMENTS (16.2%)                                                                                              41,257
    640,200 Amli Residential Properties                         LODGING (2.6%)
             Trust                                 20,672           355,000 Hospitality Properties Trust        15,762
    591,100 Apartment Investment &
             Management                            26,008 E     MANUFACTURED HOMES (0.9%)
    270,800 Archstone-Smith Trust                  11,509           433,400 Affordable Residential
    175,000 BNP Residential Properties              2,747                    Communities                         5,669
    110,000 Camden Property Trust                   6,081 E
    196,900 Education Realty Trust                  3,904
    215,700 Gables Residential Trust                9,368       OFFICE (31.3%)
     49,400 Home Properties                         2,262           409,800 Arden Realty                        16,363
    172,400 Mid-America Apartment                                   352,600 Brandywine Realty Trust             11,424
             Communities                            8,301           430,000 CarrAmerica Realty                  16,701
    100,000 Post Properties                         3,991 E         720,100 Equity Office Properties Trust      25,527
    160,900 Town & Country Trust                    4,673 E         450,200 Glenborough Realty Trust             9,436
                                                 --------           556,700 Highwoods Properties                17,620
                                                   99,516         2,485,500 HRPT Properties Trust               32,038
                                                                    139,400 Kilroy Realty                        7,263
COMMERCIAL SERVICES (1.9%)                                           41,800 Mack-Cali Realty                     2,003
    250,000 Capital Trust                           8,362           622,000 Maguire Properties                  18,629
    202,900 Deerfield Triarc Capital                3,044 *E        548,000 Prentiss Properties Trust           22,178
                                                 --------           390,100 Reckson Associates Realty           13,700
                                                   11,406                                                     --------
                                                                                                               192,882

COMMUNITY CENTERS (5.6%)
    709,000 Heritage Property Investment                        OFFICE - INDUSTRIAL (3.1%)
             Trust                                 26,375 E         420,800 Bedford Property Investors           9,616
    174,400 New Plan Excel Realty Trust             4,775           215,000 Liberty Property Trust               9,649
    117,400 Tanger Factory Outlet Centers           3,381 oo                                                  --------
                                                 --------                                                       19,265
                                                   34,531
                                                                REGIONAL MALLS (5.9%)
DIVERSIFIED (12.9%)                                                 738,300 Glimcher Realty Trust               21,300
    622,900 Colonial Properties Trust              29,538 E          36,100 Macerich Co.                         2,535
    849,800 Crescent Real Estate Equities          16,588           258,900 Pennsylvania REIT                   12,663
    666,200 iStar Financial                        28,507                                                     --------
    143,300 Lexington Corporate Properties                                                                      36,498
             Trust                                  3,436 E
    130,000 Spirit Finance                          1,529       SELF STORAGE (2.4%)
                                                 --------           127,000 Extra Space Storage                  2,050
                                                   79,598           267,700 Sovran Self Storage                 12,932
                                                                                                              --------
                                                                                                                14,982

FREESTANDING (1.6%)
    479,000 Commercial Net Lease Realty             9,939       TOTAL COMMON STOCKS
                                                                (COST $501,942)                                637,630
HEALTH CARE (12.4%)                                                                                           --------
    497,800 Health Care Property Investors         13,869 E
    231,700 Health Care REIT                        9,059 E
    118,600 Healthcare Realty Trust                 4,846       PREFERRED STOCKS (34.6%)
     66,700 LTC Properties                          1,561
  1,033,500 Nationwide Health Properties           25,920       APARTMENTS (1.6%)
  1,510,400 OMEGA Healthcare Investors             21,070           190,000 Apartment Investment &
                                                 --------                    Management, Ser. U                  4,809
                                                   76,325           200,000 Associated Estates Realty,
                                                                             Ser. B                              5,172
INDUSTRIAL (6.7%)                                                                                             --------
    430,529 EastGroup Properties                   18,685                                                        9,981

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Real Estate Securities Income Fund Inc. cont'd
----------------------------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE t    NUMBER OF SHARES                             MARKET VALUE t
                                             ($000's OMITTED)                                               ($000's OMITTED)

                                                                     70,000 Digital Realty Trust, Ser. A          1,847
COMMUNITY CENTERS (0.6%)                                             60,800 Digital Realty Trust, Ser. B          1,526 *
     60,000 Cedar Shopping Centers, Ser. A          1,620 E          32,000 PS Business Parks, Ser. K               835
     70,000 Saul Centers, Ser. A                    1,843                                                      --------
                                                 --------                                                         4,208
                                                    3,463
                                                                REGIONAL MALLS (3.1%)
DIVERSIFIED (5.6%)                                                   50,000 Glimcher Realty Trust, Ser. F         1,303
     32,400 Colonial Properties Trust,                              425,000 Glimcher Realty Trust, Ser. G        10,927 E
            Ser. E                                    798            78,400 Taubman Centers, Ser. G               2,023
    160,000 Cousins Properties, Ser. B              4,072           191,600 Taubman Centers, Ser. H               4,915
    430,000 Crescent Real Estate Equities,                                                                     --------
             Ser. A                                 9,236                                                        19,168
    200,000 iStar Financial, Ser. G                 5,110       SELF STORAGE (0.3%)
    600,000 iStar Financial, Ser. I                15,390            75,000 Shurgard Storage Centers, Ser.
                                                 --------                    D                                    1,933 E
                                                   34,606

HEALTH CARE (4.3%)                                              SPECIALTY  (1.0%)
    417,000 LTC Properties, Ser. F                 10,696           240,000 Capital Automotive REIT, Ser.
    600,000 OMEGA Healthcare Investors,                                      A                                    6,139
             Ser. D                                15,720 E
                                                 --------
                                                   26,416       TOTAL PREFERRED STOCKS
                                                                (COST $207,346)                                 212,797
                                                                                                               --------
LODGING (8.8%)
    165,000 Ashford Hospitality Trust,                          PRINCIPAL AMOUNT
             Ser. A                                 4,339
    132,800 Eagle Hospitality Properties                        SHORT-TERM INVESTMENTS (10.7%)
             Trust, Ser. A                          3,433
     54,600 Equity Inns, Ser. B                     1,449         $61,019,700 Neuberger Berman Securities
    327,700 Felcor Lodging Trust, Ser. C            8,012 E                     Lending Quality Fund, LLC        61,020 ++
     80,900 Hersha Hospitality Trust,                               5,220,493 Neuberger Berman Prime Money
              Ser. A                                2,022 *                    Fund Trust Class                   5,220 @
     42,000 Host Marriott, Ser. E                   1,157                                                      --------
    780,000 Innkeepers USA Trust, Ser. C           20,085       TOTAL SHORT-TERM INVESTMENTS
     50,000 Strategic Hotel Capital, Ser.                       (COST $66,240)                                   66,240 #
             A                                      1,238 o                                                    --------
    480,000 Winston Hotels, Ser. B                 12,216       TOTAL INVESTMENTS (148.8%)
                                                 --------       (COST $775,528)                                 916,667 ##
                                                   53,951       Liabilities, less cash, receivables
                                                                  and other assets [(9.0%)]                     (55,659)@@
                                                                Liquidation Value of Auction Market
MANUFACTURED HOMES (2.5%)                                         Preferred Shares [(39.8%)]                   (245,000)
    600,000 Affordable Residential                                                                             ---------
             Communities, Ser. A                   15,210
                                                                TOTAL NET ASSETS APPLICABLE TO COMMON
OFFICE (6.1%)                                                   SHAREHOLDERS (100.0%)                          $616,008
    100,000 Brandywine Realty Trust, Ser.                                                                      ---------
             C                                      2,530
     80,000 Brandywine Realty Trust, Ser.
             D                                      2,024
     90,000 Corporate Office Properties
             Trust, Ser. H                          2,304 E
      6,000 Highwoods Properties, Ser. A            6,486
    840,000 Maguire Properties, Ser. A             21,294
    100,000 SL Green Realty, Ser. C                 2,565
     20,000 SL Green Realty, Ser. D                   519
                                                 --------
                                                   37,722
OFFICE - INDUSTRIAL (0.7%)

                                     NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At July 31, 2005 the cost of investments for U.S. Federal income tax purposes was $775,528,000. Gross unrealized appreciation of investments was $146,467,000 and gross unrealized depreciation of investments was $5,328,000, resulting in net unrealized appreciation of $141,139,000 based on cost for U.S. Federal income tax purposes.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

E     All or a portion of this security is on loan.

o Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2005, these securities amounted to $1,237,500 or 0.2% of net assets applicable to common shareholders.

oo All or a portion of this security is segregated as collateral for interest rate swap contracts.

*     Non-income producing security.

For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

@@ At July 31, 2005, the Fund had outstanding interest rate swap contracts as follows:


                                                              RATE TYPE
                                                        ---------------------
                                                         FIXED-    VARIABLE-
                                                          RATE       RATE       ACCRUED
                                                        PAYMENTS   PAYMENTS       NET
SWAP                                                    MADE BY    RECEIVED     INTEREST     UNREALIZED      TOTAL
COUNTER             NOTIONAL       TERMINATION            THE       BY THE     RECEIVABLE   APPRECIATION      FAIR
PARTY                 AMOUNT              DATE            FUND      FUND(1)     (PAYABLE)  (DEPRECIATION)    VALUE
Merrill Lynch    $100,000,000   February 23, 2008        3.035%      3.46%       $8,264      $3,047,685   $3,055,949
Merrill Lynch     $85,000,000   February 23, 2009        3.387%      3.46%        1,207       2,652,056    2,653,263
                                                                                  -----       ---------    ---------
                                                                                 $9,471      $5,699,741   $5,709,212

 (1) 30 day LIBOR (London Interbank Offered Rate)



For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.


By: /s/ Peter E. Sundman
   ---------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ---------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
   ---------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 28, 2005